INCOME TAXES	12 Months Ended
Aug. 31, 2013
INCOME TAXES [Text Block]
13.	INCOME TAXES

The following table reconciles the income tax benefit at the U.S. Federal statutory income tax rates to income tax benefit at the Company’s effective tax rates at August 31, 2013 and 2012:

	2013	2012

Income (Loss) Before Taxes	$(730,904)	$(1,009,735)
Statutory tax rate	38.6%	34%
Expected income tax (recovery)	(282,129)	(343,310)
Non-deductible items	(3,778)	(98,941)
Change in estimates	17,909	(768,796)
Change in enacted tax rate	(219,744)	-
Change in valuation allowance	487,742	1,211,047

Income tax expense (recovery)	$-	$-

Deferred taxes reflect the tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes. Deferred tax assets (liabilities) at August 31, 2013 and 2012 are comprised of the following:

	2013	2012

Net operating loss carry forwards	$2,117,719	$1,775,838
Marketable Securities	131,301	104,864
Mineral Properties	178,951	59,535
	2,427,971	1,940,237
Valuation Allowance	2,427,971	1,940,237

Deferred Tax Assets (Liabilities)	$-	$-

The Company has net operating loss carry forwards of approximately $5,528,102 which may be carried forward to apply against future taxable income for US tax purposes, subject to the final determination by the taxation authority, expiring in the following years:

Expiry	Enertopia	Target	Consolidated
2025	87,722	-	87,722
2026	-	-	-
2027	615,341	-	615,341
2028	350,002	-	350,002
2029	109,502	-	109,502
2030	3,073,726	-	3,073,726
2031	-	169,545	169,545
2032	611,284	179,375	790,659
2033	331,164	441	331,605
Total	5,178,741	349,361	5,528,102